Intangible Assets (Details) - Schedule of goodwill allocated to cash-generating units - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of goodwill allocated to cash-generating units [Line Items]
Goodwill	S/ 57,080	S/ 58,946	S/ 57,367
Engineering And Construction [Member]
Intangible Assets (Details) - Schedule of goodwill allocated to cash-generating units [Line Items]
Goodwill	36,345	38,211	36,632
Electromechanical [Member]
Intangible Assets (Details) - Schedule of goodwill allocated to cash-generating units [Line Items]
Goodwill	S/ 20,735	S/ 20,735	S/ 20,735